Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Scheduel of Black-scholes Pricing Model Using Assumption for Warrants

The fair value of the warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	1.16%
Expected volatility	255%
Expected life (years)	5
Exercise price	$0.10
Stock price	$0.27

The fair value of the 1,250,000 warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	0.025%
Expected volatility	249%
Expected life (years)	5
Exercise price	$0.12
Stock price	$0.06

The fair value of the 100,000 warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	2.27%
Expected volatility	297%
Expected life (years)	3
Exercise price	$2
Stock price	$0.13

The fair value of the 225,000 warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	0.12%
Expected volatility	244%
Expected life (years)	1
Exercise price	$0.20
Stock price	$0.17

The fair value of the 9,961,301 warrants was calculated using the Black-Scholes pricing model and using the following assumptions:

Discount rate	0.09%
Expected volatility	239%
Expected life (years)	1
Exercise price	$0.20
Stock price	$0.13

Schedule of Warrants Exercise Price
Exercise price	Number outstanding	Remaining Contractual Life (Years)	Expiry date
$0.20	225,000	0.92	December 1, 2021
$0.20	9,961,301	0.98	December 22, 2021
$2.00	100,000	1.33	April 29, 2022
$0.10	900,000	4.16	February 25, 2025
$0.12	1,250,000	4.22	March 20, 2025
	12,436,301	2.32

Schedule of Warrants Activity
	December 31, 2020		December 31, 2019
	Number of warrants	Weighted average price	Number of warrants	Weighted average price
Balance, beginning of year	-	$-	-	$-
Issuance	12,436,301	$0.52	-	$-
Balance, end of period	12,436,301	$0.52	-	$-